Segment reporting (Details) € in Thousands	3 Months Ended								6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2018 EUR (€)	Jun. 30, 2018 EUR (€)	Mar. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Sep. 30, 2017 EUR (€)		Jun. 30, 2017 EUR (€)	Mar. 31, 2017 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 EUR (€)	Sep. 30, 2018 EUR (€) segment	Sep. 30, 2017 EUR (€)		Dec. 31, 2017 EUR (€)
Segment reporting
Number of reportable segments | segment											2
Revenues	€ 7,121				€ 7,387	[1]					€ 17,435	€ 17,070	[1]
Gross profit	(3,803)				(1,026)	[1]					(8,457)	(6,252)	[1]
Systems
Segment reporting
Revenues	3,744	€ 1,883	€ 1,375	€ 3,146	4,153		€ 2,542	€ 1,693	€ 3,258	€ 4,235	7,002	8,388		€ 11,534
Gross profit	€ 1,197	€ 474	€ 381	€ 1,329	€ 1,617		€ 947	€ 365	€ 854	€ 1,312	€ 2,051	€ 2,929		€ 4,258
Gross profit in %	32.00%	25.20%	27.70%	42.20%	38.90%		37.30%	21.60%	26.20%	31.00%	29.30%	34.90%		36.90%
Services
Segment reporting
Revenues	€ 3,377	€ 3,379	€ 3,677	€ 2,962	€ 3,234		€ 2,611	€ 2,837	€ 7,056	€ 5,448	€ 10,433	€ 8,682		€ 11,644
Gross profit	€ 1,114	€ 1,378	€ 1,752	€ 1,275	€ 1,534		€ 1,107	€ 1,151	€ 3,129	€ 2,258	€ 4,243	€ 3,792		€ 5,067
Gross profit in %	33.00%	40.80%	47.60%	43.00%	47.40%		42.40%	40.60%	44.30%	41.40%	40.70%	43.70%		43.50%

[1]	Comparative figures for the 3-month and 9-month periods ended September 30, 2017 were restated for immaterial errors. For further information, see Notes 1 and 9 of the interim consolidated financial statements.